Marketable Securities (Schedule of marketable securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Amortized Cost	$ 260,431	$ 117,746
Unrealized Gains	1,539	488
Unrealized Losses	(167)	(306)
Fair Value	261,803	117,928
Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	78,767	30,738
Unrealized Gains	100	75
Unrealized Losses	(5)	0
Fair Value	78,862	30,813
Matures within one year [Member] | Corporate bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	56,928	28,718
Unrealized Gains	89	74
Unrealized Losses	(5)	0
Fair Value	57,012	28,792
Matures within one year [Member] | Government bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	21,839	2,020
Unrealized Gains	11	1
Unrealized Losses	0	0
Fair Value	21,850	2,021
Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	181,664	87,008
Unrealized Gains	1,439	413
Unrealized Losses	(162)	(306)
Fair Value	182,941	87,115
Matures after one year [Member] | Corporate bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	175,723	80,144
Unrealized Gains	1,334	366
Unrealized Losses	(162)	(306)
Fair Value	176,895	80,204
Matures after one year [Member] | Government bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	5,941	6,864
Unrealized Gains	105	47
Unrealized Losses	0	0
Fair Value	$ 6,046	$ 6,911